Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

Note 7 :  Subsequent events

On 15 July 2024, AstraZeneca completed the acquisition of Amolyt Pharma, a clinical-stage biotechnology company focused on developing novel treatments for rare endocrine diseases. AstraZeneca acquired all outstanding equity of Amolyt for a total consideration of up to $1.05 billion, on a cash and debt free basis. This includes an initial payment of $800m on deal closing, subject to customary closing adjustments, and a further up to $250m in contingent milestones-based consideration. Due to the timing of the transaction post period end, the accounting and other disclosures will be finalised in the second half of 2024.